INCOME TAXES - Provision (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current
Canada	CAD 117	CAD 45	CAD 104
Foreign	40	92	42
Total	157	137	146
Deferred
Canada	97	33	307
Foreign	95	(135)	377
Total	192	(102)	684
Total Income Tax Expense/(Recovery)	CAD 349	CAD 35	CAD 830